OPERATING LEASE COMMITMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases Operating [Line Items]
Rent expense	$ 28,744	$ 26,938	$ 24,701
Reservoir Rental [Member]
Leases Operating [Line Items]
2013	16,051
2014	16,051
2015	16,051
2016	16,051
2017	16,051
Over five years	256,816
Operating Leases, Future Minimum Payments Due, Total	$ 337,071